Schedule of property and equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 247,867	$ 178,556
Less: accumulated depreciation	(110,573)	(90,844)
Total	137,294	87,712
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,503	167,257
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,364	$ 11,299